INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Summary of Held-To-Maturity and Available-For-Sale Investment Securities
The following is a summary of HTM and AFS investment securities as of December 31, 2021:

	Held-to-maturity				Available-for-sale
(Dollars in thousands)	Amortized cost	Unrecognized gain	Unrecognized loss	Fair value	Amortized cost	Unrealized gain	Unrealized loss	Fair value
U.S. Treasuries	$0	$0	$0	$0	$34,961	$4	$(189)	$34,776
Securities of U.S. government agencies and corporations	0	0	0	0	78,998	248	(129)	79,117
Mortgage-backed securities - residential	0	0	0	0	728,050	6,635	(10,548)	724,137
Mortgage-backed securities - commercial	46,362	651	0	47,013	729,948	4,294	(2,352)	731,890
Collateralized mortgage obligations	11,882	221	0	12,103	696,258	7,979	(6,497)	697,740
Obligations of state and other political subdivisions	8,926	915	0	9,841	1,058,735	35,591	(8,594)	1,085,732
Asset-backed securities	0	0	0	0	720,638	1,521	(2,578)	719,581
Other securities	31,250	176	(485)	30,941	133,001	2,114	(242)	134,873
Total	$98,420	$1,963	$(485)	$99,898	$4,180,589	$58,386	$(31,129)	$4,207,846

The following is a summary of HTM and AFS investment securities as of December 31, 2020:

	Held-to-maturity				Available-for-sale
(Dollars in thousands)	Amortized cost	Unrecognized gain	Unrecognized loss	Fair value	Amortized cost	Unrealized gain	Unrealized loss	Fair value
U.S. Treasuries	$0	$0	$0	$0	$99	$4	$0	$103
Securities of U.S. government agencies and corporations	0	0	0	0	60	0	0	60
Mortgage-backed securities - residential	13,990	197	0	14,187	704,482	15,938	(237)	720,183
Mortgage-backed securities - commercial	71,737	3,485	0	75,222	584,125	10,395	(3,584)	590,936
Collateralized mortgage obligations	5,799	79	0	5,878	634,418	21,148	(445)	655,121
Obligations of state and other political subdivisions	9,911	1,239	0	11,150	856,054	46,755	(291)	902,518
Asset-backed securities	0	0	0	0	478,539	4,158	(826)	481,871
Other securities	30,250	11	0	30,261	72,252	1,544	(8)	73,788
Total	$131,687	$5,011	$0	$136,698	$3,330,029	$99,942	$(5,391)	$3,424,580

Summary of Investment Securities by Estimated Maturity
The following table provides a summary of investment securities by contractual maturity as of December 31, 2021, except for residential and commercial mortgage-backed securities, collateralized mortgage obligations and asset-backed securities, which are shown as single totals, due to the unpredictability of the timing in principal repayments:

	Held-to-maturity		Available-for-sale
(Dollars in thousands)	Amortized cost	Fair value	Amortized cost	Fair value
Due in one year or less	$0	$0	$18,824	$18,910
Due after one year through five years	639	699	84,773	86,693
Due after five years through ten years	36,651	37,166	355,693	364,968
Due after ten years	2,886	2,917	846,405	863,927
Mortgage-backed securities - residential	0	0	728,050	724,137
Mortgage-backed securities - commercial	46,362	47,013	729,948	731,890
Collateralized mortgage obligations	11,882	12,103	696,258	697,740
Asset-backed securities	0	0	720,638	719,581
Total	$98,420	$99,898	$4,180,589	$4,207,846

Age of Gross Unrealized Losses and Associated Fair Value by Investment Category
The following tables provide the fair value and gross unrealized losses on investment securities in an unrealized loss position for which an allowance for credit losses was not recorded, aggregated by investment category and the length of time the individual securities have been in a continuous loss position:

	December 31, 2021
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
U.S. Treasuries	$24,755	$(190)	$0	$0	$24,755	$(190)
Securities of U.S. government agencies and corporations	17,382	(128)	0	0	17,382	(128)
Mortgage-backed securities - residential	459,098	(8,375)	78,090	(2,173)	537,188	(10,548)
Mortgage-backed securities - commercial	205,520	(2,149)	13,818	(203)	219,338	(2,352)
Collateralized mortgage obligations	369,318	(6,110)	12,485	(387)	381,803	(6,497)
Obligations of state and other political subdivisions	380,735	(7,543)	55,568	(1,051)	436,303	(8,594)
Asset-backed securities	482,118	(2,578)	0	0	482,118	(2,578)
Other securities	31,896	(354)	11,877	(373)	43,773	(727)
Total	$1,970,822	$(27,427)	$171,838	$(4,187)	$2,142,660	$(31,614)

	December 31, 2020
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
U.S. Treasuries	$0	$0	$0	$0	$0	$0
Securities of U.S. Government agencies and corporations	0	0	0	0	0	0
Mortgage-backed securities - residential	57,872	(237)	0	0	57,872	(237)
Mortgage-backed securities - commercial	169,825	(986)	48,158	(2,598)	217,983	(3,584)
Collateralized mortgage obligations	49,161	(445)	1	0	49,162	(445)
Obligations of state and other political subdivisions	60,008	(291)	0	0	60,008	(291)
Asset-backed securities	84,749	(435)	68,967	(391)	153,716	(826)
Other securities	4,992	(8)	0	0	4,992	(8)
Total	$426,607	$(2,402)	$117,126	$(2,989)	$543,733	$(5,391)